CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 105,497	$ 85,132	$ 61,564
Adjustments to reconcile net earnings attributable to controlling interest to net cash from operating activities:
Depreciation	40,823	37,710	33,913
Amortization of intangibles	2,795	3,531	2,410
Expense associated with share-based compensation arrangements	2,208	1,846	1,919
Excess tax benefits from share-based compensation arrangements	0	(33)	(14)
Expense associated with stock grant plans	127	109	94
Deferred income taxes	2,464	(1,369)	4,926
Equity in earnings of investee	(267)	(374)	(378)
Net loss (gain) on disposition and impairment of assets	0	172	(3,400)
Changes in:
Accounts receivable	(5,119)	(26,007)	(9,710)
Inventories	(3,245)	34,139	(49,575)
Accounts payable and cash overdraft	11,259	4,798	15,390
Accrued liabilities and other	15,978	29,142	15,981
NET CASH FROM OPERATING ACTIVITIES	172,520	168,796	73,120
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(53,762)	(43,522)	(45,305)
Proceeds from sale of property, plant and equipment	3,126	2,843	9,005
Acquisitions, net of cash received	(80,077)	(2,505)	(34,641)
Repayment of debt of acquiree	(92,830)	0	0
Purchase and dissolution of remaining noncontrolling interest in subsidiary	(892)	(1,256)	0
Advances on notes receivable	(6,012)	(6,994)	(6,201)
Collections on notes receivable	7,899	11,446	9,926
Purchases of investments	(5,666)	(7,858)	0
Proceeds from sale of investments	2,568	1,115	0
Cash restricted as to use	188	(181)	315
Other	(2,011)	95	(162)
NET CASH FROM INVESTING ACTIVITIES	(227,469)	(46,817)	(67,063)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under revolving credit facilities	131,002	297,711	211,770
Repayments under revolving credit facilities	(107,294)	(311,271)	(197,825)
Proceeds from issuance of common stock	536	1,074	541
Distributions to noncontrolling interest	(3,280)	(3,188)	(1,910)
Dividends paid to shareholders	(17,680)	(16,507)	(12,205)
Repurchase of common stock	0	(800)	(4,866)
Other	(73)	(21)	(710)
NET CASH FROM FINANCING ACTIVITIES	3,211	(33,002)	(5,205)
Effect of exchange rate changes on cash	(1,927)	(1,221)	(852)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(53,665)	87,756	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	87,756	0	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	34,091	87,756	0
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION:
Interest paid	4,550	5,118	4,334
Income taxes paid	57,311	42,767	38,475
NON-CASH INVESTING ACTIVITIES
Accounts receivable exchanged for notes receivable	0	0	2,768
Notes receivable exchanged for property	0	389	3,000
NON-CASH FINANCING ACTIVITIES:
Common stock issued under deferred compensation plans	4,353	3,461	2,567
Bigs Packaging and Lumber, LLC
NON-CASH FINANCING ACTIVITIES:
Acquisition earnout and noncompete adjustment prior to final purchase accounting	0	14,195	0
Property Exchanged for Notes Receivable
NON-CASH FINANCING ACTIVITIES:
Property exchanged for notes receivable	$ 0	$ 300	$ 0